The Mexico Equity and Income Fund
Portfolio of Investments
April 30, 2026 (Unaudited)
smiCr
Sh ar e s F air V alu e
COMMON STOCKS — 97 .7%
Airlines — 1 .9%
Controladora Vuela Cia de Aviacion SAB de CV - Series A(a) 1,800,000 $ 1,345,405
Airports — 6 .1%
Grupo Aeroportuario del Centro Norte SAB de CV 79,058 1,048,946
Grupo Aeropotuario del Sureste SAB de CV - Series B 84,274 2,567,557
Grupo Aerportuario del Pacifico SAB de CV - Series B 26,169 656,307
4,272,810
Automotive Parts & Equipment — 2 .0%
Nemak SAB de CV(a)(b) 7,566,109 1,424,643
Beverages — 15 .4%
Arca Continental COM NPV 280,620 3,370,594
Fomento Economico Mexicano de CV - Series UBD 634,045 7,491,563
10,862,157
Building Materials — 7 .7%
Cemex SAB de CV 2,491,334 3,058,417
GCC SAB de CV(b) 197,636 2,334,604
5,393,021
Communication Services — 2 .7%
America Movil SAB de CV 1,427,407 1,896,097
Construction & Infrastructure — 2 .8%
Promotora y Operadora de Infraestructura SAB de CV 126,013 1,994,826
Consumer Finance — 5 .4%
Gentera SAB de CV 1,450,666 3,799,189
Financial Groups — 13 .9%
Banco del Bajio SA(b) 470,500 1,472,399
Grupo Financiero Banorte SAB de CV - Series O 764,951 8,304,102
9,776,501
Food — 3 .5%
Gruma SAB de CV 57,128 991,193
Grupo Bimbo SAB de CV - Series A(a) 424,118 1,441,334
2,432,527
Hotels, Restaurants, & Recreation — 0 .3%
Grupe SAB de CV(a)(c) 196,758 234,788
Mining — 15 .9%
Grupo Mexico SAB de CV - Series B 767,774 8,401,538
Industrias Penoles SAB de CV(a) 55,460 2,795,409
11,196,947
Oil & Gas — 4 .6%
Esentia Energy Development SAB de CV(a) 945,829 3,220,825

The Mexico Equity and Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
COMMON STOCKS — 97.7% (continued) Sh ar e s F air V alu e
Real Estate Services — 3 .9%
Corp Inmobiliaria Vesta SAB de CV 768,270 $ 2,734,023
Retail — 11 .7%
BBB Foods, Inc - Series A(a) 131,567 4,710,730
La Comer SAB de CV 462,208 1,050,184
Wal-Mart de Mexico SAB de CV 790,574 2,491,696
8,252,610
Total Common Stocks (Cost  $ 58,266,623 ) 68,836,369
CAPITAL DEVELOPMENT CERTIFICATES — 1 .5 % C e r t i fi c a t e s
Atlas Discovery Americas II Trust (ADMEXCK-09)(a)(c) 300,000 1,029,567
Total Capital Development Certificates (Cost  $ 2,147 ) 1,029,567
MEXICAN MUTUAL FUNDS — 0 .2 % Sh ar e s
GBM Fondo de Corto Plazo SA de CV SIID - Series BX(a) 2,364,277 164,400
Total Mexican Mutual Funds (Cost  $ 157,892 ) 164,400
SHORT-TERM INVESTMENTS — 0 .9%
MONEY MARKET FUNDS — 0 .9%
Morgan Stanley Institutional Liquidity Fund - Institutional Class, 3.57%(d) 627,043 627,043
Total Short-Term Investments (Cost $ 627,043 ) 627,043
TOTAL INVESTMENTS — 100 .3% (Cost $ 59,053,705 ) 70,657,379
Liabilities in Excess of Other Assets —  ( 0 .3 ) % (186,236)
TOTAL NET ASSETS — 100.0% $ 70,471,143
Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $5,231,646 or 7.42% of the Fund’s net assets.
(c) Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund's Board of
Directors. These securities represented $1,264,355 or 1.8% of net assets as of April 30, 2026.
(d) The rate shown represents the 7-day annualized effective yield as of April 30, 2026.